Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt
Schedule of debt

		December 31, 2019		December 31, 2018
		Effective		Effective
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Secured Notes (2026)	2026	4.500%	$700,000	—%	$—

Senior Unsecured Notes (2024)	2024	—%	—	7.875%	500,000
Term Loan Facility (2026)	2026	5.049%	900,000	—%	—
Term Loan Facility (2023)	2023	—%	—	5.729%	1,483,993
The Revolving Credit Facility	2024	5.049%	65,000	—%	—
The Revolving Credit Facility	2021	—%	—	5.754%	5,000
The Revolving Credit Facility	2021	—%	—	5.729%	40,000
Total debt outstanding			1,665,000		2,028,993
Debt issuance costs			(25,205)		(34,838)
Term Loan Facility, discount			(2,184)		(3,633)
Short-term debt, including current portion of long-term debt			(9,000)		(60,345)
Long-term debt, net of current portion and debt issuance costs			$1,628,611		$1,930,177

Schedule of Senior Unsecured Notes redemption price as a percentage of principal

Redemption Price
Period	(as a percentage of principal)
2022	102.250%
2023	101.125%
2024 and thereafter	100.000%

Schedule of maturities of outstanding borrowings

2020	$9,000
2021	9,000
2022	9,000
2023	9,000
2024	74,000
Thereafter	1,555,000
Total maturities	1,665,000
Less: capitalized debt issuance costs and original issue discount	(27,389)
Total debt outstanding as of December 31, 2019	$1,637,611